ALLOWANCE FOR EXPECTED CREDIT LOSSES - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 4,796	£ 4,000
Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	3,458	1,817
Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1	773
Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	195	52
Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	134	453
UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 1,209	837
UK mortgages | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Loans to customers probability of default (in percent)	70.00%
UK mortgages | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 946	292
UK mortgages | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
UK mortgages | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets		52
Allowance account for credit losses of financial assets	0	67
UK mortgages | Judgements due to COVID-19 | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets		200
UK mortgages | Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	49	52
UK mortgages | Inflationary judgements | Judgements due to inflationary risk
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	49	52
UK mortgages | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	214	426
UK mortgages | Increase in time to repossession | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	118	87
UK mortgages | Asset recovery values | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	69	21
UK mortgages | Adjustments for specific segments | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	25	54
UK mortgages | Adjustment for specific sector, probability of default on forborne accounts | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets		18
UK mortgages | Adjustment for specific sector, safety and cladding uncertainty | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	25	36
Credit cards
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	763	521
Credit cards | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	698	436
Credit cards | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Credit cards | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	94
Credit cards | Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	93	0
Credit cards | Inflationary judgements | Retail
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	93	0
Credit cards | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(28)	(9)
Credit cards | Extension of modelled lifetime on retail revolving products | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	82	41
Other retail
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,016	825
Other retail | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	903	757
Other retail | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other retail | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1	18
Other retail | Judgements due to COVID-19 | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets		100
Other retail | Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	53	0
Other retail | Inflationary judgements | Retail
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	53	0
Other retail | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	59	50
Other retail | Extension of modelled lifetime on retail revolving products | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	14	5
Other retail | Credit card loss given default alignment (LGD) | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	(96)	(37)
Other retail | Other retail loss given default alignment (LGD) | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	13	24
Other retail | Motor default suppression | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	13	0
Commercial banking
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,807	1,416
Commercial banking | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	910	331
Commercial banking | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Commercial banking | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets		88
Allowance account for credit losses of financial assets	0	194
Commercial banking | Judgements due to COVID-19 | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets		100
Commercial banking | Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Commercial banking | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(111)	(14)
Commercial banking | Loss given default alignment (LGD) | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	(105)	(25)
Commercial banking | Corporate insolvency rates | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets	(35)	0
Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1	401
Other £m | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1	1
Other £m | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other £m | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	400
Other £m | Inflationary judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other £m | Other judgements
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 0	0
Commercial Banking Risks | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets		80
Credit Cards, Retail Excluding UK Mortgages, And Business Banking | Judgements due to COVID-19
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in allowance account for credit losses of financial assets		£ 134